DGI U.S. Government Money Market Fund

Class A Withholding — MFAXX

Class A Non-Withholding — MFEXX

Class I Withholding — MFOXX

Class I Non-Withholding — MFUXX

SUMMARY PROSPECTUS

October 28, 2025

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI, reports to shareholders and other information about the Fund online at https://dgiinvest.com/mmf. You can also get this information at no cost by calling 787-474-1993 or by sending an email request to Fulfillment@ultimusfundsolutions.com. The current Prospectus and SAI, dated October 28, 2025, are incorporated by reference into this Summary Prospectus.

The Fund is intended for residents of Puerto Rico. If a purchaser of Fund shares is not a resident of Puerto Rico, his or her tax consequences related to investments in the Fund will be significantly different from other mutual funds. You may find further information with respect to taxation in the “Tax Information” section.

Investment Objective

The Fund seeks to provide current income consistent with preservation of capital and liquidity.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Class A Withholding	Class A Non-Withholding	Class I Withholding	Class I Non-Withholding
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Account Service Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Class A Withholding	Class A Non-Withholding	Class I Withholding	Class I Non-Withholding
Management Fees	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[1]	21.07%	21.07%	21.07%	21.07%
Total Annual Fund Operating Expenses	21.52%	21.52%	21.27%	21.27%
Fee Waivers and/or Expense Reimbursements[2]	(20.57%)	(20.57%)	(20.32%)	(20.32%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.95%	0.95%	0.95%	0.95%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Fund’s total annual fund operating expenses (including organizational and initial offering expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.95% of the average daily net assets of the Fund. Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the Fund to the Investment Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Investment Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation may not be terminated until at least October 28, 2026, except by the Board.

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Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Withholding	$97	$3,866
Class A Non-Withholding	$97	$3,866
Class I Withholding	$97	$3,832
Class I Non-Withholding	$97	$3,832

Principal Investment Strategies

The Fund is a U.S. “government money market fund” (as defined in Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”)) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements fully collateralized by cash or government securities. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements fully collateralized by government securities. The term “government securities” generally means any security issued or guaranteed as to principal or interest by the U.S. government or certain of its agencies or instrumentalities, or any certificate of deposit for such securities. The Fund may invest in shares of other government money market funds.

As a money market fund, the Fund is subject to the requirements of Rule 2a-7 with respect to the quality, maturity, diversification and liquidity of the Fund’s investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. As noted, the Fund must (as a government money market fund) invest at least 99.5% of its total assets in cash, government securities, or repurchase agreements fully collateralized by cash or government securities. The Fund will limit investments in excess of this 99.5% requirement to securities that are “Eligible Securities” as defined by applicable regulations at the time of purchase. Eligible Securities are (i) government securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by the Investment Adviser pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

In selecting securities for the Fund’s portfolio, the Investment Adviser focuses on securities that offer safety, liquidity, and a competitive yield.

The Fund normally holds portfolio securities to maturity but may sell a security when the Investment Adviser deems it advisable, such as when market or credit factors materially change.

For a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, please see “Portfolio Holdings Disclosure Policies and Procedures” in the Fund’s Statement of Additional Information (“SAI”).

The Fund is designed solely for Qualifying Investors (as defined in the section entitled “Tax Information” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RICs”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund will not qualify as a RIC and non-Qualifying Investors may suffer adverse consequences as a result.

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Principal Risks

An investment in the Fund is subject to certain risks that may result in a loss of all or a portion of your investment. The Fund’s yield and total return may fluctuate within a wide range over short or long periods of time. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The below is a summary of certain risks which could affect the Fund’s performance. You should also consider the factors under “More Information About The Fund—Risks of Investing in the Fund” before investing in the Fund. The Fund’s principal risks include:

Money Market Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund’s ability to maintain a stable price per share can be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.

Interest-Rate Risk — The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

New/Small Fund Risk — A new or small fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. New and smaller funds may require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. The Fund has no performance history for investors to evaluate and it may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objectives, its performance may be negatively impacted, and any resulting liquidation could result in negative transaction costs for the Fund and have adverse tax consequences for investors.

Market Risk — The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Changing Fixed-Income Markets — The Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023. However, the Federal Reserve lowered the federal funds rate four times since September 2024 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio, perhaps suddenly and to a significant degree. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

Credit Risk — Issuers or guarantors of fixed-income securities, and counterparties to repurchase agreements, could default or be downgraded if they fail to make required payments of principal or interest. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Tax Risks — The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

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To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In Administrative Determination 19-04, issued by the Secretary (“Secretary”) of the Puerto Rico Treasury Department (the “PRTD”) on September 5, 2019 (“AD19-04”), the PRTD held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under Act 93-2013 and thus will be entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of AD19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the PRTD: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico (“Puerto Rico”). Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of AD19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after-tax income. See “Tax Information” below and in the SAI and consult your tax adviser.

Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Yield Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates, which, in turn, may impact the Fund’s yield.

Financial Markets Regulatory Risk — Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Cash and Cash Equivalents Risk — To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation as a result of the Fund’s uninvested assets, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

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Management Risk — The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on the Investment Adviser’s skill and judgments regarding markets, interest rates, and individual securities selected for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect.

Cybersecurity Risk — The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Inflation Risk — Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

Performance

The Fund recently commenced operations and does not have a full calendar year performance record. Therefore, performance information is not available and has not been presented for the Fund.

Fund Management

Oriental Trust, a registered investment adviser and a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Investment Adviser”), is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio.

Purchase and Sale of Fund Shares

The shares are sold to prospective shareholders at the public offering price. Class A Withholding and Non-Withholding shares may be purchased by the public. Class I Institutional Withholding and Non-Withholding shares are available to institutional clients and to advisory or fee-based accounts. There is no minimum initial investment or minimum subsequent investment to purchase shares of the Fund. Requests to purchase or redeem shares of the Fund are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem shares by contacting the Fund at 787-474-1993. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. See the “Purchase and Redemption of Fund Shares” section of the statutory prospectus for more information.

Tax Information

The Fund is intended solely for residents of Puerto Rico.

The Fund will not qualify as a regulated investment company under Subchapter M of the US Code. Instead, the Fund will be subject to taxation under the laws of Puerto Rico. In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both.

Distributions to individuals who are residents of Puerto Rico (“Individual PR Residents”) of Ordinary Dividends and Capital Gain Dividends (as such terms are defined below under the heading “Tax Information”) qualify for a special PR income tax rate of 15%. The 15% PR income tax on Ordinary Dividends will be withheld at source by the Fund or its paying agent for Class A Withholding Shares and Class I Withholding Shares. Notwithstanding the foregoing, distributions to Individual PR Residents may be subject to an alternate basic tax if their regular tax liability is less than the alternate basic tax liability. The alternate basic tax applies with respect to Individual PR Residents that have alternate basic tax net income in excess of $25,000. The alternate basic tax rates range from 1% to 24% depending on the alternate basic tax net income. The alternate basic tax net income is determined by adjusting the individual’s net income subject to regular income tax rates by, among other items, adding: (i) certain income exempt from the regular income tax and (ii) income subject to special tax rates as provided in the PR Code such as: Ordinary Dividends, Capital Gain Dividends, and long-term capital gains recognized by Individual PR Residents on the sale, exchange or other taxable disposition of the shares of the Fund.

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Individuals who are not residents of Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the rate of 15% to be withheld at source by the Fund or its paying agent. No PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico.

By purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each individual investor will be irrevocably agreeing to the 15% Puerto Rico income tax withholding on all Ordinary Dividends, Capital Gain Dividends, and Exempt Dividends. In the case of Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends distributed to certain investors, the 15% withholding tax may be inapplicable or in excess of the applicable Puerto Rico income tax rate. In such cases, the investor should be able to either credit the 15% withholding tax against the applicable Puerto Rico income tax liability or request a refund from the PRTD of the 15% withholding tax or the excess of the 15% withholding tax over the ultimate tax liability, as applicable.

Distributions from the Fund are generally not subject to U.S. federal income tax if the distribution is made to: (i) Individual PR Residents who are bona fide residents of Puerto Rico within the meaning of Section 933 and 937 of the U.S. Code (“Qualifying Individuals”), (ii) trusts (other than business trusts) organized under the laws of Puerto Rico, if all the beneficiaries are residents of Puerto Rico and the trustees are individuals residents of Puerto Rico or entities organized under the laws of Puerto Rico treated as corporations for income tax purposes (“Qualifying Trusts”), or (iii) entities organized under the laws of Puerto Rico treated as corporations for income tax purposes, engaged in trade or business, if any, exclusively in Puerto Rico and controlled by residents of Puerto Rico (“Qualifying Corporations”). Distributions to investors who are not Qualifying Individuals, Qualifying Trusts or Qualifying Corporations will be subject to U.S. federal income taxes and adverse tax consequences may apply under the US Code.

Under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations, distributions from the Fund to Qualifying Individuals should be treated as Puerto Rico source income exempt from U.S. federal income taxes under US Code Section 933. Notwithstanding the foregoing, Qualifying Individuals holding, directly, indirectly or by attribution, 10% or more of the shares of the Fund, should note that dividends from the Fund may be treated as income from sources outside of Puerto Rico subject to adverse U.S. federal income taxes. Additionally, Qualifying Individuals, regardless of their percentage of shares held in the Fund, should note that pursuant to the regulations issued under Section 937(b) of the US Code, dividends from the Fund may be treated as income from sources outside of Puerto Rico subject to adverse U.S. federal income taxes, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico source income excluded from U.S. federal income taxes by shareholders who are bona fide residents of Puerto Rico within the meaning of US Code Sections 933 and 937. However, the U.S. Internal Revenue Service (“IRS”) or the courts may disagree with this interpretation and treat the investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from United States sources subject to U.S. federal income taxes.

Please also refer to “Tax Information” in the SAI and consult your tax adviser.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as Oriental Trust) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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